Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ (2,331,541)	$ (365,870)	¥ 470,915	¥ (1,451,950)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation of property, equipment and software	13,776	2,162	12,743	9,831
Amortization of intangible assets	778	122	1,556
Loss on disposal of property, equipment and operating lease right-of-use asset	288	45	8
Fair value change of warrants	0	0	0	(5,644)
Fair value change of put right liabilities	(16,628)	(2,609)	(3,024)
Fair value change of other financial assets				(42)
Equity in loss of affiliates	367,883	57,729	108,587	0
Share-based compensation	608,609	95,504	493,464	366,895
Loss on termination agreement with Everest				23,039
Amortization of right-of use assets and interest of lease liabilities	19,582	3,073	8,837	5,803
Gains on deconsolidation of a subsidiary			(407,598)
Fair value change of short-term investments	(30,360)	(4,764)	(11,288)	(703)
Changes in operating assets and liabilities
Accounts receivable	97,417	15,287	(130,498)
Contract assets	(26,389)	(4,141)	(227,391)	11,000
Prepayments and other receivables	(5,155)	(810)	(58,692)	(48,831)
Inventories	(27,237)	(4,274)
Accruals and other payables	152,101	23,868	173,713	188,375
Contract liabilities	224,000	35,150
Advance from customers				(14,151)
Research and development funding received				53,148
Other non-current liabilities	5,959	935	7,474
Deferred subsidy income	(7,509)	(1,178)	3,589	1,420
Lease liabilities	(18,667)	(2,929)	(8,837)	(6,172)
Net cash generated from (used in) operating activities	(973,093)	(152,700)	433,558	(867,982)
Cash flows from investing activities
Purchase of property, equipment and software	(29,932)	(4,697)	(8,008)	(12,241)
Capital injection in an affiliate	(6,000)	(942)
Proceeds from disposal of short-term investments	9,482,040	1,487,939	2,503,749	102,703
Purchase of short-term investments	(10,173,314)	(1,596,414)	(2,491,991)	(134,000)
Cash disposed of resulting from deconsolidation of a subsidiary			(257,651)
Cash received from disposal of other financial assets				256,000
Cash received from repayment of loans due from an affiliate			52,000
Net cash generated from (used in) investing activities	(727,206)	(114,114)	(201,901)	212,462
Cash flows from financing activities
Proceeds from issuance of convertible preferred shares, net of issuance cost			0	183,536
Proceeds from initial public offering and over-allotment, net of underwriting discounts and commissions	0	0	726,300
Payment of issuance cost for initial public offering and over-allotment	0	0	(27,595)	(827)
Proceeds from private placement			2,789,699
Payments of the issuance cost in relation to private placement	(128,786)	(20,209)	(7,244)
Payments of cost in relation to planned dual listing	(9,820)	(1,541)
Proceeds from exercise of warrants	672,664	105,556		0
Proceeds from exercise of stock options	51,315	8,052	9,275
Proceeds from issuance of ordinary shares for restricted share units	8,551	1,342	46
Proceeds from bank borrowings			0	50,000
Repayment of bank borrowings	0	0	(50,000)	(80,000)
Prepayment for stock repurchase program	0	0	(34,859)
Cash received from collection of prepayment for stock repurchase program	0	0	34,859
Net cash generated from financing activities	593,924	93,200	3,440,481	152,709
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(128,771)	(20,207)	(106,643)	15,163
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,235,146)	(193,821)	3,565,495	(487,648)
Cash, cash equivalents and restricted cash, beginning of year	4,758,778	746,756	1,193,283	1,680,931
Cash, cash equivalents and restricted cash, end of the year	3,523,632	552,935	4,758,778	1,193,283
Additional ASC 842 supplemental disclosures
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	18,667	2,929	8,837	6,172
Right-of-use assets obtained in exchange for operating lease obligations	118,436	18,585	7,459	8,595
Other supplemental cash flow disclosures
Interest paid			957	2,991
Non-cash activities
Payables for purchase of property, equipment and software	6,679	1,048
Accrued initial public offering costs payable				17,504
Accrued planned dual listing costs payable	¥ 4,793	$ 752
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares				5,283
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares				¥ 27,768
Accrued private placement offering costs payable			128,786
Ordinary shares issued to Everest			254,848
Conversion of preferred shares to ordinary shares			3,104,177
Conversion of convertible promissory notes to ordinary shares			¥ 58,826